Average Annual Total Returns - Growth Fund	None 1 Year	None 5 Years	None 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	41.80%	19.93%	15.54%	38.49%	21.00%	17.21%	33.47%	18.98%	16.49%